Corporate information (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Total assets	S/ 2,814,115	S/ 3,320,623	S/ 3,413,794
Liabilities	1,307,407	1,340,594	1,367,660
Net equity	1,506,708	1,980,029	2,046,134	S/ 2,070,685
Net income (loss)	93,782	116,174	215,532
Cementos Selva S.A. and subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total assets	244,386	260,927
Liabilities	34,969	36,477
Net equity	209,417	224,450
Net income (loss)	37,467	37,361	244,386
Fosfatos del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Total assets		339,236
Liabilities		3,495
Net equity		335,741
Net income (loss)	(1,216)	(9,010)
Distribuidora Norte Pacasmayo S.R.L. [Member]
Disclosure of subsidiaries [line items]
Total assets	243,568	211,787
Liabilities	119,182	87,182
Net equity	124,386	124,605
Net income (loss)	(220)	11,242	243,568
Empresa de Transmision Guadalupe S.A.C. [Member]
Disclosure of subsidiaries [line items]
Total assets	42,136	49,339
Liabilities	1,397	724
Net equity	40,739	48,615
Net income (loss)	124	504	42,136
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Total assets	587	47,661
Liabilities		382
Net equity	587	47,279
Net income (loss)	(50,942)	(2,300)	587
Calizas del Norte S.A.C. [Member]
Disclosure of subsidiaries [line items]
Total assets	713	1,219
Liabilities	7	409
Net equity	706	810
Net income (loss)	S/ (121)	S/ 407	S/ 713